Private Placement (Details) - USD ($)		3 Months Ended		9 Months Ended
	Nov. 24, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 0	$ 2,831,809
Private Placement | Private Warrant
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	3,146,454	3,033,333
Price of warrants	$ 0.90	$ 0.90
Aggregate purchase price	$ 2,831,809	$ 2,730,000
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.50	$ 11.50
Over-allotment | Private Warrant
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		3,283,333
Aggregate purchase price		$ 2,955,000